Fourth Quarter Adjustment	12 Months Ended
Dec. 31, 2014
Fourth Quarter Adjustment [Abstract]
FOURTH QUARTER ADJUSTMENT

12. FOURTH QUARTER ADJUSTMENT:

In the fourth quarter of 2014, the Company capitalized $1,017,104 of website and internal use software costs and correspondingly recognized $103,222 of accumulated amortization, or a net adjustment of $913,822 of which $627,646 related to amounts expensed in prior quarters of 2014 as follows:

Quarter Ended	Amount
March 31	$158,529
June 30	233,751
September 30	235,366
$627,646

The effects of such adjustments on net loss for the prior quarters follows (unaudited):

	Quarter Ended:
Net loss:	March 31,	June 30,	September 30,
As previously reported	$(1,201,375)	$(1,244,069)	$(1,364,623)
Adjustment	158,529	233,751	235,366
As adjusted	$(1,042,846)	$(1,010,318)	$(1,129,257)
Basic and diluted loss per common share:
As previously reported	$(0.05)	$(0.05)	$(0.04)
Adjustment	0.01	0.01	0.01
As adjusted	$(0.04)	$(0.04)	$(0.03)